Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (EPS)
Earnings Per Share (EPS)

21.Earnings Per Share (EPS)

Basic EPS – Class A Common Shares

Numerators	2009	2010	2011
Net income / (loss) available to Class A common shares	$65,678,614	$22,895,280	($283,498,759)
Less: (Income) / loss attributable to non-vested share awards	(1,278,992)	(849,650)	7,644,949
Net Income / (loss) available to common shareholders	$64,399,622	$22,045,630	($275,853,810)
Denominators
Weighted average common shares outstanding, basic and diluted	38,026,523	49,812,716	57,937,918
Net income / (loss) per common share, basic and diluted:	$1.69	$0.44	($4.76)

Weighted Average Shares – Basic - In calculating basic EPS for our Class A Common Shares, the Company includes the effect of vested non-vested share awards and Class A Common Shares issued for exercised stock options awards and warrants from the date they are issued or vest.

Weighted Average Shares – Diluted - In calculating diluted earnings per share the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for our Class A Common Shares, the following dilutive securities are included in the shares outstanding unless their effect is anti- dilutive:

•Unvested share awards outstanding under the Company’s Stock Incentive Plan

•Class A Common Shares issuable upon exercise of the Company’s outstanding warrants

•Class A Common Shares issuable upon exercise of the Company’s outstanding options

The Company excluded the dilutive effect of 32,000 (2010: 32,000) stock option awards, and 1,844,372 (2010: 1,913,184) non-vested share awards in calculating dilutive EPS for its Class A common shares as of December 31, 2011, as they were anti-dilutive.